Policyholder liabilities and unallocated surplus	6 Months Ended
Jun. 30, 2018
Policyholder liabilities and unallocated surplus
Policyholder liabilities and unallocated surplus

C4     Policyholder liabilities and unallocated surplus

The note provides information of policyholder liabilities and unallocated surplus of with-profits funds held on the Group’s statement of financial position:

C4.1     Movement and duration of liabilities

C4.1(a) Group overview

(i)     Analysis of movements in policyholder liabilities and unallocated surplus of with-profits funds

	Insurance operations £m
			UK and
	Asia	US	Europe	Total
Half year 2018 movements	note C4.1(b)	note C4.1(c)	note C4.1(d)
At 1 January 2018	73,839	180,724	181,066	435,629
Comprising:
- Policyholder liabilities on the consolidated statement of financial position‡
(excludes £32 million classified as unallocated to a segment)	62,898	180,724	167,589	411,211
- Unallocated surplus of with-profits funds on the consolidated statement of financial position	3,474	—	13,477	16,951
- Group's share of policyholder liabilities of joint ventures and associate†	7,467	—	—	7,467

Reclassification of reinsured UK annuity contracts as held for sale*	—	—	(12,002)	(12,002)

Net flows:
Premiums	6,247	7,111	6,964	20,322
Surrenders	(1,547)	(5,953)	(3,446)	(10,946)
Maturities/deaths	(838)	(1,076)	(3,499)	(5,413)
Net flows	3,862	82	19	3,963
Shareholders' transfers post tax	(27)	—	(127)	(154)
Investment-related items and other movements	(1,349)	(103)	(801)	(2,253)
Foreign exchange translation differences	690	4,447	17	5,154
As at 30 June 2018	77,015	185,150	168,172	430,337
Comprising:
- Policyholder liabilities on the consolidated statement of financial position‡	65,640	185,150	154,655	405,445
(excludes £37 million classified as unallocated to a segment)
- Unallocated surplus of with-profits funds on the consolidated statement of financial position	3,766	—	13,517	17,283
- Group's share of policyholder liabilities of joint ventures and associate†	7,609	—	—	7,609

Half year 2017 movements
At 1 January 2017	62,784	177,626	169,304	409,714
Comprising:
- Policyholder liabilities on the consolidated statement of financial position‡	53,716	177,626	157,654	388,996
- Unallocated surplus of with-profits funds on the consolidated statement of financial position	2,667	—	11,650	14,317
- Group's share of policyholder liabilities of joint ventures and associate†	6,401	—	—	6,401

Net flows:
Premiums	5,699	8,148	7,756	21,603
Surrenders	(1,508)	(5,071)	(3,816)	(10,395)
Maturities/deaths	(880)	(1,119)	(3,533)	(5,532)
Net flows	3,311	1,958	407	5,676
Shareholders' transfers post tax	(27)	—	(115)	(142)
Investment-related items and other movements	4,288	7,124	5,214	16,626
Foreign exchange translation differences	(2,035)	(8,929)	130	(10,834)
At 30 June 2017	68,321	177,779	174,940	421,040
Comprising:
- Policyholder liabilities on the consolidated statement of financial position‡	58,348	177,779	162,853	398,980
- Unallocated surplus of with-profits funds on the consolidated statement of financial position	3,003	—	12,087	15,090
- Group's share of policyholder liabilities of joint ventures and associate†	6,970	—	—	6,970
Average policyholder liability balances**
Half year 2018	71,807	182,937	161,122	415,866
Half year 2017	62,718	177,702	160,254	400,674

*  The reclassification of the reinsured UK annuity business as held for sale reflects the value of policyholder liabilities held at 1 January 2018. Movements in items covered by the reinsurance contract prior to the 14 March inception date are included within net flows of the UK and Europe business.

** Averages have been based on opening and closing balances and exclude unallocated surplus of with-profits funds.

†  The Group’s investment in joint ventures and associates are accounted for on an equity method basis in the Group’s statement of financial position. The Group’s share of the policyholder liabilities as shown above relates to life businesses in China, India and of the Takaful business in Malaysia.

‡  The policyholder liabilities of the Asia insurance operations of £65,640 million (30 June 2017: £58,348 million), shown in the table above, are after deducting the intra-group reinsurance liabilities ceded by the UK and Europe insurance operations of £1,181 million (30 June 2017: £1,271 million) to the Hong Kong with-profits business. Including this amount, total Asia policyholder liabilities were £66,821 million (30 June 2017: £59,619 million).

The items above represent the amount attributable to changes in policyholder liabilities and unallocated surplus of with-profits funds as a result of each of the components listed. The policyholder liabilities shown include investment contracts without discretionary participation features (as defined in IFRS 4) and their full movement in the period but exclude liabilities that have not been allocated to a reporting segment. The items above are shown gross of external reinsurance.

The analysis includes the impact of premiums, claims and investment movements on policyholders’ liabilities. The impact does not represent premiums, claims and investment movements as reported in the income statement. For example, the premiums shown above will exclude any deductions for fees/charges. Claims (surrenders, maturities and deaths) represent the policyholder liabilities provision released rather than the claim amount paid to the policyholder.

(ii)     Analysis of movements in policyholder liabilities for shareholder-backed business

	Half year 2018 £m
			UK and	Total
	Asia	US	Europe
				note (b)
At 1 January 2018	37,402	180,724	56,367	274,493
Reclassification of reinsured UK annuity contracts as held for sale*	—	—	(12,002)	(12,002)
Net flows:
Premiums	3,266	7,111	681	11,058
Surrenders	(1,383)	(5,953)	(1,200)	(8,536)
Maturities/deaths	(420)	(1,076)	(1,294)	(2,790)
Net flowsnote	1,463	82	(1,813)	(268)
Investment-related items and other movements	(718)	(103)	(236)	(1,057)
Foreign exchange translation differences	1	4,447	—	4,448
At 30 June 2018	38,148	185,150	42,316	265,614

Comprising:
- Policyholder liabilities on the consolidated statement of financial position	30,539	185,150	42,316	258,005
(excludes £37 million classified as unallocated to a segment)
- Group's share of policyholder liabilities relating to joint ventures and associate	7,609	—	—	7,609

	Half year 2017 £m
			UK and
	Asia	US	Europe	Total
At 1 January 2017	32,851	177,626	56,158	266,635
Net flows:
Premiums	2,801	8,148	1,658	12,607
Surrenders	(1,335)	(5,071)	(1,500)	(7,906)
Maturities/deaths	(450)	(1,119)	(1,325)	(2,894)
Net flowsnote	1,016	1,958	(1,167)	1,807
Investment-related items and other movements	1,912	7,124	1,500	10,536
Foreign exchange translation differences	(739)	(8,929)	—	(9,668)
At 30 June 2017	35,040	177,779	56,491	269,310

Comprising:
- Policyholder liabilities on the consolidated statement of financial position	28,070	177,779	56,491	262,340
- Group's share of policyholder liabilities relating to joint ventures and associate	6,970	—	—	6,970

*The reclassification of the reinsured UK annuity business as held for sale reflects the value of policyholder liabilities held at 1 January 2018. Movements in items covered by the reinsurance contract prior to the 14 March inception date are included within net flows of the UK and Europe business.

Note

Including net flows of the Group’s insurance joint ventures and associate.

C4.1(b) Asia insurance operations

(i)     Analysis of movements in policyholder liabilities and unallocated surplus of with-profits funds

A reconciliation of the total policyholder liabilities and unallocated surplus of with-profits funds of Asia insurance operations from the beginning of the period to 30 June is as follows:

	£m
	With-profits	Unit-linked	Other
Half year 2018 movements	business*	liabilities	business	Total
At 1 January 2018	36,437	20,027	17,375	73,839
Comprising:
- Policyholder liabilities on the consolidated statement of financial position	32,963	16,263	13,672	62,898
- Unallocated surplus of with-profits funds on the consolidated statement of financial position	3,474	—	—	3,474
- Group's share of policyholder liabilities relating to joint ventures and associate‡	—	3,764	3,703	7,467
Premiums:
New business	432	870	435	1,737
In-force	2,549	841	1,120	4,510
	2,981	1,711	1,555	6,247
Surrendersnote (c)	(164)	(1,071)	(312)	(1,547)
Maturities/deaths	(418)	(93)	(327)	(838)
Net flowsnote (b)	2,399	547	916	3,862
Shareholders' transfers post tax	(27)	—	—	(27)
Investment-related items and other movements note (d)	(631)	(652)	(66)	(1,349)
Foreign exchange translation differencesnote (a)	689	(142)	143	690
At 30 June 2018	38,867	19,780	18,368	77,015
Comprising:
- Policyholder liabilities on the consolidated statement of financial position*	35,101	16,094	14,445	65,640
- Unallocated surplus of with-profits funds on the consolidated statement of financial position	3,766	—	—	3,766
- Group's share of policyholder liabilities relating to joint ventures and associate‡	—	3,686	3,923	7,609

Half year 2017 movements
At 1 January 2017	29,933	17,507	15,344	62,784
Comprising:
- Policyholder liabilities on the consolidated statement of financial position	27,266	14,289	12,161	53,716
- Unallocated surplus of with-profits funds on the consolidated statement of financial position	2,667	—	—	2,667
- Group's share of policyholder liabilities relating to joint ventures and associate‡	—	3,218	3,183	6,401
Premiums:
New business	676	527	528	1,731
In-force	2,222	805	941	3,968
	2,898	1,332	1,469	5,699
Surrendersnote (c)	(173)	(1,102)	(233)	(1,508)
Maturities/deaths	(430)	(82)	(368)	(880)
Net flows note (b)	2,295	148	868	3,311
Shareholders' transfers post tax	(27)	—	—	(27)
Investment-related items and other movementsnote (d)	2,376	1,551	361	4,288
Foreign exchange translation differencesnote (a)	(1,296)	(373)	(366)	(2,035)
At 30 June 2017	33,281	18,833	16,207	68,321
Comprising:
- Policyholder liabilities on the consolidated statement of financial position	30,278	15,326	12,744	58,348
- Unallocated surplus of with-profits funds on the consolidated statement of financial position	3,003	—	—	3,003
- Group's share of policyholder liabilities relating to joint ventures and associate‡	—	3,507	3,463	6,970
Average policyholder liability balances†
Half year 2018	34,032	19,903	17,872	71,807
Half year 2017	28,772	18,170	15,776	62,718

*  The policyholder liabilities of the with-profits business of £35,101 million, shown in the table above, is after deducting the intra-group reinsurance liabilities ceded by the UK and Europe insurance operations of £1,181 million to the Hong Kong with-profits business (30 June 2017: £1,271 million). Including this amount the Asia with-profits policyholder liabilities are £36,282 million (30 June 2017: £31,549 million)

†   Averages have been based on opening and closing balances and adjusted for any acquisitions, disposals and corporate transactions arising in the period and exclude unallocated surplus of with-profits funds.

‡   The Group’s investment in joint ventures are accounted for on an equity method and the Group’s share of the policyholder liabilities as shown above relate to the life business in China, India and of the Takaful business in Malaysia.

Notes

(a)

Movements in the period have been translated at the average exchange rates for the period ended 30 June 2018. The closing balance has been translated at the closing spot rates as at 30 June 2018. Differences upon retranslation are included in foreign exchange translation differences.

(b)	Net flows increased by 17 per cent from £3,311 million in half year 2017 to £3,862 million in half year 2018 predominantly reflecting continued growth of the in-force book.
(c)	The rate of surrenders for shareholder-backed business (expressed as a percentage of opening liabilities) was 3.7 per cent in the first half of 2018 (half year 2017: 4.1 per cent).
(d)	Investment-related items and other movements in the first half of 2018 primarily represent unrealised investments losses following unfavourable equity markets in the period and rising interest rates.

C4.1(c) US insurance operations

(i)     Analysis of movements in policyholder liabilities

A reconciliation of the total policyholder liabilities of US insurance operations from the beginning of the period to 30 June is as follows:

US insurance operations

	£m
	Variable annuity	Fixed annuity,
	separate account	GIC and other
	liabilities	business	Total
Half year 2018 movements
At 1 January 2018	130,528	50,196	180,724
Premiums	5,528	1,583	7,111
Surrenders	(4,225)	(1,728)	(5,953)
Maturities/deaths	(540)	(536)	(1,076)
Net flowsnote (b)	763	(681)	82
Transfers from general to separate account	387	(387)	—
Investment-related items and other movementsnote (c)	582	(685)	(103)
Foreign exchange translation differencesnote (a)	3,286	1,161	4,447
At 30 June 2018	135,546	49,604	185,150

Half year 2017 movements
At 1 January 2017	120,411	57,215	177,626
Premiums	5,981	2,167	8,148
Surrenders	(3,409)	(1,662)	(5,071)
Maturities/deaths	(541)	(578)	(1,119)
Net flowsnote (b)	2,031	(73)	1,958
Transfers from general to separate account	1,240	(1,240)	—
Investment-related items and other movements	7,236	(112)	7,124
Foreign exchange translation differences note (a)	(6,183)	(2,746)	(8,929)
At 30 June 2017	124,735	53,044	177,779
Average policyholder liability balances*
Half year 2018	133,037	49,900	182,937
Half year 2017	122,573	55,129	177,702

*  Averages have been based on opening and closing balances.

Notes

(a)

Movements in the period have been translated at an average rate of US$1.38: £1.00 (30 June 2017: US$1.26: £1.00). The closing balance has been translated at closing rate of US$1.32:£1.00 (31 December 2017: US$1.30:£1.00). Differences upon retranslation are included in foreign exchange translation differences.

(b)

Net flows in the first half of 2018 were £82 million (first half of 2017: £1,958 million) as we continue to grow the business with gross inflows of £7,111 million, principally into variable annuities, more than exceeding surrenders and maturities in the period which are expected to grow in line with the business.

(c)

Positive investment-related items and other movements in variable annuity separate account liabilities of £582 million for the first six months in 2018 represents positive separate account return mainly following the increase in the US equity market in the period. For fixed annuity, GIC and other business, investment-related items and other movements mainly represent accounting value movements on the guaranteed liabilities driven by increase in interest rates.

C4.1(d) UK and Europe insurance operations

(i)     Analysis of movements in policyholder liabilities and unallocated surplus of with-profits funds

A reconciliation of the total policyholder liabilities and unallocated surplus of with-profits funds of UK and Europe insurance operations from the beginning of the period to 30 June is as follows:

	£m
		Shareholder-backed funds and
		subsidiaries
			Annuity and
			other
	With-profits	Unit-linked	long-term
Half year 2018 movements	sub-fund†	liabilities	business	Total
At 1 January 2018	124,699	23,145	33,222	181,066
Comprising:
- Policyholder liabilities	111,222	23,145	33,222	167,589
- Unallocated surplus of with-profits funds	13,477	—	—	13,477
Reclassification of reinsured UK annuity contracts as held for sale*	—	—	(12,002)	(12,002)

Premiums	6,283	516	165	6,964
Surrenders	(2,246)	(1,163)	(37)	(3,446)
Maturities/deaths	(2,205)	(313)	(981)	(3,499)
Net flowsnote (a)	1,832	(960)	(853)	19
Shareholders' transfers post tax	(127)	—	—	(127)
Switches	(89)	89	—	—
Investment-related items and other movementsnote (b)	(476)	(76)	(249)	(801)
Foreign exchange translation differences	17	—	—	17
At 30 June 2018	125,856	22,198	20,118	168,172
Comprising:
- Policyholder liabilities	112,339	22,198	20,118	154,655
- Unallocated surplus of with-profits funds	13,517	—	—	13,517

Half year 2017 movements
At 1 January 2017	113,146	22,119	34,039	169,304
Comprising:
- Policyholder liabilities	101,496	22,119	34,039	157,654
- Unallocated surplus of with-profits funds	11,650	—	—	11,650
Premiums	6,098	1,484	174	7,756
Surrenders	(2,316)	(1,472)	(28)	(3,816)
Maturities/deaths	(2,208)	(323)	(1,002)	(3,533)
Net flowsnote (a)	1,574	(311)	(856)	407
Shareholders' transfers post tax	(115)	—	—	(115)
Switches	(91)	91	—	—
Investment-related items and other movementsnote (b)	3,805	1,018	391	5,214
Foreign exchange translation differences	130	—	—	130
At 30 June 2017	118,449	22,917	33,574	174,940
Comprising:
- Policyholder liabilities	106,362	22,917	33,574	162,853
- Unallocated surplus of with-profits funds	12,087	—	—	12,087
Average policyholder liability balances**
Half year 2018	111,781	22,671	26,670	161,122
Half year 2017	103,929	22,518	33,807	160,254

*   The reclassification of the reinsured UK annuity business as held for sale reflects the value of policyholder liabilities held at 1 January 2018. Movements in items covered by the reinsurance contract prior to the 14 March inception date are included within net flows.

** Averages have been based on opening and closing balances and adjusted for any acquisitions, disposals and corporate transactions arising in the period and exclude unallocated surplus of with-profits funds.

†    Includes the Scottish Amicable Insurance Fund.

Notes

(a)

Net flows have declined from net inflows of £407 million in the first half of 2017 to net inflows of £19 million in the same period of 2018 due primarily to lower premium flows into unit-linked business. The levels of inflows/outflows for unit-linked business is driven by corporate pension schemes with transfers in or out from only a small number of schemes influencing the level of flows in the period.

(b)

Investment-related items and other movements for with-profits business principally comprise investment return attributable to policyholders earned in the period reflecting unfavourable equity market movements. For shareholder-backed annuity and other long-term business, investment-related items and other movements include the effects of movement in interest rates and credit spreads.